Shareholders’ Equity - Schedule of Information about the Company’s Outstanding Warrants (Details) - Warrant [Member]	12 Months Ended
Dec. 31, 2024 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants outstanding (in Shares)	7,728,611
5.5 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price | $ / shares	$ 5.5
Warrants outstanding (in Shares)	1,640,455
Expiration date	Jul. 15, 2026
5.5 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price | $ / shares	$ 5.5
Warrants outstanding (in Shares)	277,835
Expiration date	Jul. 15, 2025
6.875 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price | $ / shares	$ 6.875
Warrants outstanding (in Shares)	145,455
Expiration date	Jan. 15, 2027
1.6 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price | $ / shares	$ 1.6
Warrants outstanding (in Shares)	212,188
Expiration date	Jun. 28, 2027
1.56 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price | $ / shares	$ 1.56
Warrants outstanding (in Shares)	185,591
Expiration date	Jun. 18, 2028
1.1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price | $ / shares	$ 1.1
Warrants outstanding (in Shares)	4,608,715
Expiration date	Jun. 30, 2026
0.001 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price | $ / shares	$ 0.001
Warrants outstanding (in Shares)	658,372
Expiration date	Until fully exercised